CONFIDENTIAL TREATMENT IS BEING REQUESTED.

[redacted]

11000576

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
AUG 16 2010
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

13FCON P 8/9/11

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

NON-PUBLIC

Institutional Investment Manager Filing this Report:

Name: UBS O'Connor LLC
Address: 1 North Wacker Drive, 32nd Floor
Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT EXPIRED

Name: Charles R. Mathys
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452
Signature, Place, and Date of Signing:

Charles R. Mathys

Charles R. Mathys, CHICAGO, IL August 13, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $425625 (thousands)

List of Other Included Managers: None

Confidential Treatment Requested - Open Risk Arbitrage Positions

Confidential Period Requested	Authority Name of Issuer	Title of Class	CUSIP	Market Value	Shares or Prn amount	SH or Pr	Opt	Investment Discretion	Other Manager	Sole Voting	Shared	None
3 Months	ARENA RESOURCES INC	COM	40049108	14755	462551	SH		DEFINED		375451	0	0
3 Months	CYBERSOURCE CORP	COM	23251J106	4529	177400	SH		DEFINED		177400	0	0
3 Months	MILLIPORE CORP	COM	601073109	72189	676882	SH		DEFINED		676882	0	0
3 Months	MILLIPORE CORP	NOTE3.750%6/0	601073AD1	43777	34969000	SH		DEFINED		34969000	0	0
3 Months	SONICWALL INC	COM	835470105	2947	250768	SH		DEFINED		250768	0	0
3 Months	SYBASE INC	COM	871130100	48909	756396	SH		DEFINED		756396	0	0
6 Months	APACHE CORP	COM	37411105	1438	17084	SH		DEFINED		17084	0	0
6 Months	GLG PARTNERS INC	COM	37929X107	2988	682216	SH		DEFINED		682216	0	0
6 Months	INTERACTIVE DATA CORP	COM	45840J107	4977	149115	SH		DEFINED		149115	0	0
6 Months	INVENTIV HEALTH INC	COM	46122E105	8028	313611	SH		DEFINED		313611	0	0
9 Months	ECLIPSYS CORP	COM	278856109	10577	592883	SH		DEFINED		592883	0	0
9 Months	PSYCHIATRIC SOLUTIONS INC	COM	74439H108	32578	995669	SH		DEFINED		995669	0	0
9 Months	SMITH INTL INC	COM	832110100	93740	2489770	SH		DEFINED		2489770	0	0
12 Months	AIRGAS INC	COM	9363102	10611	170597	SH		DEFINED		170597	0	0
12 Months	ALLEGHENY ENERGY INC	COM	17361106	10358	500875	SH		DEFINED		500670	0	0
12 Months	CASEYS GEN STORES INC	COM	147528103	6299	180500	SH		DEFINED		180500	0	0
12 Months	COCA COLA ENTERPRISES INC	COM	191219104	8609	332900	SH		DEFINED		72900	0	0
12 Months	QWEST COMMUNICATIONS INTL I	COM	749121109	27032	5148874	SH		DEFINED		3875074	0	0
12 Months	TALECRIS BIOTHERAPEUTICS HL	COM	874227101	9592	454600	SH		DEFINED		454600	0	0
12 Months	ALCON INC	COMSHS	H01301102	11692	78900	SH		DEFINED		25000	0	0